Significant Accounting Policies Significant Accounting Policies (Remaining Performance Obligations "Backlog") (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
$ in Thousands
Dec. 31, 2018 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Backlog amount	$ 9,399,200
Backlog percentage	64.00%